Cover	Jan. 06, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2020
Entity File Number	001-2979
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Central Index Key	0000072971
Entity Tax Identification Number	41-0449260
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	866
Local Phone Number	249-3302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable
Common Stock Par Value 123 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $1-2/3
Trading Symbol	WFC
Security Exchange Name	NYSE
Sec 7. 5 Noncumulative Perpetual Convertible Class Preferred Stock Series L [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series N [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shares, 1/1000th int. per share of Non-Cumulative Perpetual Class A Preferred Stock, Series N
Trading Symbol	WFC.PRN
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series O [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shares, 1/1000th int. per share of Non-Cumulative Perpetual Class A Preferred Stock, Series O
Trading Symbol	WFC.PRO
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series P [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shares, 1/1000th int. per share of Non-Cumulative Perpetual Class A Preferred Stock, Series P
Trading Symbol	WFC.PRP
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of 5. 85 Fixedtofloating Rate Noncumulative Perpetual Class Preferred Stock Series Q [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shr, 1/1000th int. per shr of 5.85% Fix-to-Float Non-Cum. Perpetual Class A Pref. Stock, Ser. Q
Trading Symbol	WFC.PRQ
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of 6. 625 Fixedtofloating Rate Noncumulative Perpetual Class Preferred Stock Series R [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shr, 1/1000th int. per shr of 6.625% Fix-to-Float Non-Cum. Perpetual Class A Pref. Stock, Ser. R
Trading Symbol	WFC.PRR
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series T [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shares, 1/1000th int. per share of Non-Cumulative Perpetual Class A Preferred Stock, Series T
Trading Symbol	WFC.PRT
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series V [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shares, 1/1000th int. per share of Non-Cumulative Perpetual Class A Preferred Stock, Series V
Trading Symbol	WFC.PRV
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series W [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shares, 1/1000th int. per share of Non-Cumulative Perpetual Class A Preferred Stock, Series W
Trading Symbol	WFC.PRW
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series X [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shares, 1/1000th int. per share of Non-Cumulative Perpetual Class A Preferred Stock, Series X
Trading Symbol	WFC.PRX
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series Y [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shares, 1/1000th int. per share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Security Exchange Name	NYSE
Guarantee Of 5. 80 Fixedtofloating Rate Normal Wachovia Income Trust Securities Of Wachovia Capital Trust Iii [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Guarantee 5.80% Fix-to-Float Normal Wachovia Income Trust Securities of Wachovia Capital Trust III
Trading Symbol	WBTP
Security Exchange Name	NYSE
Guarantee Of Mediumterm Notes Series Due October 302028 Of Wells Fargo Finance Llc [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A
Security Exchange Name	NYSE